Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Chief Executives Officer [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Schedule of payments to key management
	For the year ended December 31
	2020	2019	2018
	USD thousands
Short - term employee benefits	1,982	1,776	2,165
Post-employment benefits	19	22	16
Share based payments	1,667	719	574

	3,668	2,517	2,755

Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Schedule of payments to key management
	For the year ended December 31
	2020	2019	2018
	USD thousands
Short - term benefits	306	339	268
Share based payments	742	269	86

	1,048	608	354